Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, Income tax	$ 8	$ (6)
Amount reclassified from other comprehensive (loss), Cash flow hedges, net of tax	(16)	11
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, before tax, Amortization of actuarial losses	17	24
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, before tax, Amortization of prior service cost	(3)	(3)
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, tax	(3)	(5)
Amount reclassified from other comprehensive (loss), Change in retirement plans' funded status, net of tax	11	16
Total reclassifications, net of tax	(5)	26
Net sales [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	(4)	2
Cost of goods sold [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	(13)	3
Other, net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax		7
Amount reclassified from other comprehensive (loss), Available-for-sale securities, before tax		(1)
Interest expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from other comprehensive (loss), Cash flow hedges, before tax	$ (7)	$ 5